Basis of Presentation and Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 26, 2015	Dec. 27, 2014
Accounting Policies [Abstract]
Basis of Presentation and Summary of Significant Accounting Policies

(1) Basis of Presentation and Summary of Significant Accounting Policies

Overview

Wingstop Inc. was incorporated in Delaware on March 18, 2015 (“Wingstop” or the “Company”). Wing Stop Holding Corporation was merged with and into Wingstop Inc. pursuant to the reorganization that occurred on May 28, 2015 as described below. Wing Stop Holding Corporation was originally formed on March 16, 2010 to purchase 100% of the equity interests of Wingstop Holdings, Inc. (“WHI”). WHI owns 100% of the common stock of Wingstop Restaurants Inc. (“WRI”). Wingstop, through its primary operating subsidiary, WRI, collectively referred to as the “Company”, is in the business of franchising and operating Wingstop restaurants. As of September 26, 2015, 737 franchised restaurants were in operation domestically. As of September 26, 2015, 51 international franchised restaurants were in operation across six countries. As of September 26, 2015, WRI owned and operated 19 restaurants.

On May 28, 2015, Wing Stop Holding Corporation merged with and into Wingstop Inc., with Wingstop Inc. as the surviving corporation in the merger. Pursuant to the merger, each holder of Wing Stop Holding Corporation common stock received 0.545 shares of common stock of Wingstop Inc. for each one share of Wing Stop Holding Corporation. Additionally, each option to purchase common stock of Wing Stop Holding Corporation was assumed by Wingstop Inc. and converted into an option to purchase 0.545 shares of common stock of Wingstop Inc. for each one share of Wing Stop Holding Corporation with the remaining terms of each such option remaining unchanged, except as was necessary to reflect the reorganization. All references to shares in the financial statements and the notes to the financial statements, including but not limited to the number of shares and per share amounts, unless otherwise noted, have been adjusted to reflect the reorganization retrospectively.

Initial Public Offering

On June 11, 2015, the Company priced the initial public offering of 6,670,000 shares of our common stock, par value $0.01 per share, pursuant to a registration statement, file number 333-203891, that was declared effective by the SEC on June 11, 2015 (our “Registration Statement”). Under the Registration Statement, (i) we registered, issued and sold an aggregate of 2,150,000 shares of our common stock at a price to the public of $19.00 per share for aggregate gross offering proceeds of $40.8 million and (ii) we registered and the selling stockholders sold 4,520,000 shares of our common stock at a price to the public of $19.00 per share for aggregate gross offering proceeds of $85.9 million. After underwriter discounts and commissions and offering expenses of $3.2 million, we received net proceeds from the offering of approximately $34.7 million. We did not receive any proceeds from the sale of shares of common stock by the selling stockholders. A portion of these proceeds were used to prepay $32.0 million of the outstanding balance under our second amended and restated credit facility (as defined herein, see Note 7). The remainder of the proceeds were used to pay a one-time fee in consideration for the termination of our management agreement with Roark Capital Management (see Note 10) and other transaction related expenses.

Basis of Presentation

The accompanying unaudited consolidated financial statements have been prepared in accordance with the rules and regulations of the Securities and Exchange Commission (“SEC”) for interim financial information. Consequently, financial information and disclosures normally included in financial statements prepared annually in accordance with accounting principles generally accepted in the United States (“GAAP”) have been condensed or omitted. Balance sheet amounts are as of September 26, 2015 and December 27, 2014 and operating results are for the thirteen and thirty-nine weeks ended September 26, 2015 and September 27, 2014. In the Company’s opinion, all necessary adjustments have been made for the fair presentation of the results of the interim periods presented. The results of operations for such interim periods are not necessarily indicative of the results to be expected for the full year. The accompanying interim unaudited consolidated financial statements should be read in conjunction with the audited financial statements and the related notes thereto for the fiscal year ended December 27, 2014 included in the Company’s Registration Statement.

Summary of Significant Accounting Policies

(a) Principles of Consolidation

The accompanying interim unaudited consolidated financial statements include the accounts of Wingstop Inc. and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

(b) Fiscal Year End

The Company uses a 52/53-week fiscal year that ends on the last Saturday of the calendar year. Fiscal years 2015 and 2014 each consist of 52 weeks. The fiscal quarters ended September 26, 2015 and September 27, 2014 each consisted of 13 weeks.

(c) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions, primarily related to long-lived asset valuation, indefinite and finite lived intangible asset valuation, income taxes, leases, stock-based compensation, contingencies and common stock equity valuations. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the period. Although management bases its estimates on historical experience and assumptions that are believed to be reasonable under the circumstances, actual results could differ from those estimates.

(d) Comprehensive Income (Loss)

Comprehensive income (loss) is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources. Comprehensive income is the same as net income for all periods presented. Therefore, a separate statement of comprehensive income (loss) is not included in the accompanying unaudited consolidated financial statements.

(e) Advertising Expenses

WRI administers the Wingstop Restaurants Advertising Fund (Ad Fund), for which WRI collects a percentage, generally 2%, of gross sales from Wingstop restaurant franchisees and WRI-owned restaurants, to be used for various forms of advertising for the Wingstop brand. In some international markets, franchisees manage their own advertising expenditures, which are not included in the advertising fund.

WRI administers and directs the development of all advertising and promotion programs in the advertising fund for which it collects advertising contributions, in accordance with the provisions of its franchise agreements. WRI has a contractual obligation with regard to these advertising contributions. The Company consolidates and reports all assets and liabilities of the advertising fund as restricted assets of the advertising fund and restricted liabilities of the advertising fund within current assets and current liabilities, respectively, in the Consolidated Balance Sheets. The assets and liabilities of the advertising fund consist primarily of cash, receivables, accrued expenses, other liabilities, and any cumulative surplus related specifically to the advertising fund. The revenues, expenses and cash flows of the advertising fund are not included in the Consolidated Statements of Operations or the Consolidated Statements of Cash Flows because the Company does not have complete discretion over the usage of the funds. Rather, under the franchise agreements, contributions to the advertising fund are restricted to advertising, public relations, merchandising, similar activities, and administrative expenses to increase sales and further enhance the public reputation of the Wingstop brand. The aforementioned administrative expenses may also include personnel expenses and allocated costs incurred by the Company which are directly associated with administering the advertising fund, as outlined in the provisions of the franchise agreements.

Effective in June 2015, WRI changed its calculation of the marketing administrative costs incurred by WRI on behalf of the Ad Fund, which has lowered the marketing administrative costs to replace its discretionary contributions to the Ad Fund. The net result of these changes in the cash flows between WRI and the Ad Fund will have minimal impact on the Company’s operating costs and no impact to the funds available to the Ad Fund. This change will also not impact historical trends of the Company’s net marketing costs. WRI made discretionary contributions to the advertising fund for the purpose of supplementing national and regional advertising in certain markets of $0 and $285,000 for the thirteen weeks ended September 26, 2015 and September 27, 2014, respectively, and $928,000 and $1,017,000 for the thirty-nine weeks ended September 26, 2015 and September 27, 2014, respectively, which are included in Selling, general and administrative expenses, or SG&A, in the Consolidated Statements of Operations. Additionally, WRI made net contributions to the advertising fund based on its sales as owner and operator of WRI-owned restaurants of approximately $151,000 and $139,000 during the thirteen weeks ended September 26, 2015 and September 27, 2014, respectively, and $465,000 and $442,000 during the thirty-nine weeks ended September 26, 2015 and September 27, 2014, respectively, which are included in Cost of sales in the Consolidated Statements of Operations.

In addition to the contributions to the Ad Fund, advertising costs, which are expensed as incurred, were $204,000 and $241,000 during the thirteen weeks ended September 26, 2015 and September 27, 2014, and $702,000 and $768,000 during the thirty-nine weeks ended September 26, 2015 and September 27, 2014, respectively.

(f) Net Income per Share

Basic earnings per share is computed by dividing income available to common shareholders by the weighted average number of common shares outstanding for the reporting period. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock. For the calculation of diluted net income per share, the basic weighted average number of shares is increased by the dilutive effect of stock options and restricted share awards, determined using the treasury stock method. For the thirteen weeks ended September 26, 2015 all stock options had a dilutive effect; therefore none were excluded from the calculation of diluted earnings per share. For the thirteen weeks ended September 27, 2014, we had approximately 117,000 stock options outstanding which were excluded from the dilutive earnings per share calculation because the effect would have been anti-dilutive. For the thirty-nine weeks ended September 26, 2015 and September 27, 2014, respectively, we had approximately 8,000 and 120,000 stock options outstanding which were not included in the dilutive earnings per share calculation because the effect would have been anti-dilutive.

Basic weighted average shares outstanding is reconciled to diluted weighted average shares outstanding as follows (in thousands):

	Thirteen Weeks Ended		Thirty-Nine Weeks Ended
	September 26, 2015	September 27, 2014	September 26, 2015	September 27, 2014
Basic weighted average shares outstanding	28,581	25,934	27,135	25,788
Dilutive stock options	310	281	303	340

Diluted weighted average shares outstanding	28,891	26,215	27,438	26,128

(g) Business Segments

The Company identifies its reporting segments based on the organizational units used by management to monitor performance and make operating decisions. These reporting segments are as follows: franchise operations and company restaurant operations.

Franchise segment

The Franchise segment consists of our domestic and international franchise restaurants, which represent the majority of our system-wide restaurants. As of September 26, 2015, the franchise operations segment consisted of 788 restaurants operated by Wingstop franchisees in the United States and six countries outside of the United States as compared to 659 franchised restaurants in operation domestically and across five countries outside of the United States as of September 27, 2014. Franchise operations revenue consists primarily of franchise royalty revenue, sales of franchise and development fees and international territory fees. Additionally, vendor rebates received for system-wide volume purchases in excess of the total expense of the vendor’s products are recognized as revenue of franchise operations.

Company segment

As of September 26, 2015 and September 27, 2014, the Company segment consisted of 19 company-owned restaurants, located only in the United States. Company restaurant sales are for food and beverage sales at company-owned restaurants. Company restaurant expenses are operating expenses at company-owned restaurants and include food, beverage, labor, benefits, utilities, rent and other operating costs.

Certain corporate related items are not allocated to the reportable segments and consist primarily of expenses associated with the Company’s initial public offering and management fees. The Company allocates SG&A expenses based on the relative support provided to each reportable segment.

(h) Recent Accounting Pronouncements

In April 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity. The amendments in ASU 2014-08 change the criteria for reporting discontinued operations while enhancing disclosures in this area. It also addresses sources of confusion and inconsistent application related to financial reporting of discontinued operations guidance in GAAP. Under the new guidance, only disposals representing a strategic shift in operations should be presented as discontinued operations. Those strategic shifts should have a major effect on the organization’s operations and financial results. Examples include a disposal of a major geographic area, a major line of business, or a major equity method investment. In addition, the new guidance requires expanded disclosures about discontinued operations that will provide financial statement users with more information about the assets, liabilities, income, and expenses of discontinued operations. The pronouncement is effective for fiscal years and interim periods within those fiscal years, beginning after December 31, 2015. The adoption of this pronouncement is not expected to have a material impact on the Company’s financial statements.

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606). This update provides a comprehensive new revenue recognition model that requires a company to recognize revenue to depict the transfer of goods or services to a customer at an amount that reflects the consideration it expects to receive in exchange for those goods or services. The guidance also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts. This update is effective for annual and interim periods beginning after December 15, 2017, which will require us to adopt these provisions in the first quarter of fiscal 2018. Early application is not permitted. This update permits the use of either the retrospective or cumulative effect transition method. The Company is evaluating the effect this guidance will have on our consolidated financial statements and related disclosures and have not yet selected a transition method.

In August 2014, the FASB issued ASU No 2014-15, Presentation of Financial Statements-Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. The amendments in ASU 2014-15 are intended to define management’s responsibility to evaluate whether there is substantial doubt about an organization’s ability to continue as a going concern and to provide related footnote disclosures. Under GAAP, financial statements are prepared under the presumption that the reporting organization will continue to operate as a going concern, except in limited circumstances. The going concern basis of accounting is critical to financial reporting because it establishes the fundamental basis for measuring and classifying assets and liabilities. Currently, GAAP lacks guidance about management’s responsibility to evaluate whether there is substantial doubt about the organization’s ability to continue as a going concern or to provide related footnote disclosures. This ASU provides guidance to an organization’s management, with principles and definitions that are intended to reduce diversity in the timing and content of disclosures that are commonly provided by organizations today in the financial statement footnotes. The pronouncement is effective for fiscal years and interim periods within those fiscal years, after December 31, 2016. The adoption of this pronouncement is not expected to have a material impact on the Company’s financial statements.

In April 2015, the FASB issued ASU No. 2015-03, Interest-Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs. This update intends to simplify the presentation of debt issuance costs in the balance sheet. The ASU specifies that debt issuance costs related to a note shall be reported in the balance sheet as a direct deduction from the face amount of that note, and that amortization of debt issuance costs also shall be reported as interest expense. The ASU does not affect the current guidance on the recognition and measurement of debt issuance costs. The update is effective for the Company in fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. Early adoption is allowed for all entities for financial statements that have not been previously issued. Entities would apply the new guidance retrospectively to all prior periods presented. The Company has evaluated the ASU and determined that it has no material impact on the consolidated financial statements and has elected not to early adopt.

(1) Basis Of Presentation and Summary of Significant Accounting Policies

Overview

Wingstop Inc. was incorporated in Delaware on March 18, 2015 (“Wingstop” or the “Company”). Wing Stop Holding Corporation was merged with and into Wingstop Inc. pursuant to the reorganization described in Note 19 on May 28, 2015. Wing Stop Holding Corporation was originally formed on March 16, 2010 to purchase 100% of the equity interests of Wingstop Holdings, Inc. (“WHI”). WHI owns 100% of the common stock of Wingstop Restaurants Inc. (“WRI”). WSHC, through its primary operating subsidiary, WRI, collectively referred to as the “Company”, is in the business of franchising and operating Wingstop restaurants. As of December 27, 2014, 652 franchised restaurants were in operation domestically. As of December 27, 2014, 41 international franchised restaurants were in operation across five countries. As of December 27, 2014, WRI owned and operated 19 restaurants.

Summary of Significant Accounting Policies

(a) Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Wingstop Inc. and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

(b) Fiscal Year End

The Company uses a 52/53-week fiscal year that ends on the last Saturday of the calendar year. Fiscal years 2014, 2013 and 2012 each consisted of 52 weeks.

(c) Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions, primarily related to long-lived asset valuation, indefinite and finite lived intangible asset valuation, income taxes, leases, stock-based compensation, contingencies and common stock equity valuations. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenue and expenses during the period. Although management bases its estimates on historical experience and assumptions that are believed to be reasonable under the circumstances, actual results could differ from those estimates.

(d) Comprehensive Income (Loss)

Comprehensive income (loss) is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources. Comprehensive income is the same as net income for all periods presented. Therefore, a separate statement of comprehensive income (loss) is not included in the accompanying consolidated financial statements.

(e) Cash and Cash Equivalents

Cash and cash equivalents are comprised of credit card receivables and all highly liquid investments with an initial maturity of three months or less when purchased. Cash and cash equivalents are carried at cost which approximates fair value. The Company maintains its cash in bank deposit accounts that, at times, may exceed federally insured limits; however, the Company has not experienced any losses in these accounts. The Company believes it is not exposed to any significant credit risk.

(f) Derivatives

The Company has entered into derivative financial instruments, specifically interest rate cap agreements, to minimize the variability of our cash flows related to a portion of our floating rate indebtedness. The Company has not applied hedge accounting to these derivative instruments. The derivative financial instruments are recorded at estimated fair value at each balance sheet date and included in other non-current assets on our Consolidated Balance Sheets; and the gains or losses resulting from changes in the fair value of the interest rate cap derivatives are recognized in current earnings as a component of Other (income) expense, net, on the Consolidated Statements of Operations.

(g) Accounts Receivable

Accounts receivable, net of allowance for doubtful accounts, consists primarily of accrued royalty fee receivables, collected weekly in arrears, and vendor rebates. Management determines the allowance for doubtful accounts based on historical losses and current economic conditions. On a continuing basis, management analyzes delinquent receivables, which are charged off against the existing allowance account when determined to be uncollectible.

(h) Inventories

Inventories, which consist of food and beverage products, paper goods and supplies, are valued at the lower of cost (first-in, first-out) or market.

(i) Property and Equipment

Property and equipment is recorded at cost less accumulated depreciation. Property and equipment is depreciated based on the straight-line method over the following estimated useful lives:

Property and Equipment	Estimated Useful Lives
Leasehold improvements	Lesser of the expected lease term or useful life
Equipment, furniture and fixtures	3 to 7 years

At the time property and equipment are retired, the asset and accumulated depreciation are removed from the accounts and any resulting gain or loss is included in earnings. The Company expenses repair and maintenance costs that maintain the appearance and functionality of the restaurant but do not extend the useful life of any restaurant asset. Improvements to leased properties are depreciated over the shorter of their useful life or the lease term, which includes fixed, non-cancellable lease term plus any reasonably assured renewal periods.

(j) Impairment or Disposal of Long-Lived Assets

Property and equipment and finite-life intangible assets are reviewed for impairment periodically and whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. The Company’s assessment of recoverability of property and equipment and finite-lived intangible assets is performed at the component level, which is generally an individual restaurant and requires judgment and estimate of future restaurant generated cash flows. The Company’s estimates of fair values are based on the best information available and require the use of estimates, judgments, and projections. The actual results may vary significantly from the estimates.

(k) Goodwill and Indefinite-Lived Intangible Assets

The Company’s indefinite-lived intangible assets consist of goodwill and trademarks, which are not subject to amortization. On an annual basis (October 1st of the fiscal year) and whenever events or changes in circumstances indicate that the carrying amounts may not be recoverable, the Company reviews the recoverability of goodwill and indefinite-lived intangible assets.

The impairment test for goodwill involves comparing the fair value of the reporting units to their carrying amounts. We estimate fair value based on a combination of a guideline public companies market approach and discounted cash flow techniques using a risk adjusted discount rate that is commensurate with the risk inherent in our current business model. If the carrying amount of a reporting unit exceeds its fair value, a second step is required to measure a goodwill impairment loss, if any. This step requires an estimation of fair value of all assets and liabilities of the reporting unit and then compares the implied fair value of the reporting unit’s goodwill to the carrying amount of that goodwill. If the carrying amount of the reporting unit’s goodwill exceeds the implied fair value of the goodwill, an impairment loss is recognized in an amount equal to the excess. No indications of impairment were identified during fiscal years 2014, 2013 or 2012.

The impairment test for trademarks involves comparing fair value of the trade name, as determined through a discounted cash flow approach, to its carrying value.

Impairment indicators that may necessitate goodwill impairment testing in between the Company’s annual impairment tests include, but are not limited to, the following:

•	A significant adverse change in legal factors or in the business climate;

•	An adverse action or assessment by a regulator;

•	Unanticipated competition;

•	A loss of key personnel;

•	A more-likely-than-not expectation that a reporting unit or a significant portion of a reporting unit will be sold or otherwise disposed of; and

•	The testing for recoverability of a significant asset group within a reporting unit.

Impairment indicators that may necessitate indefinite-lived intangible asset impairment testing in between the Company’s annual impairment tests are consistent with those of its long-lived assets.

Sales declines at Wingstop restaurants, commodity or labor costs, deterioration in overall economic conditions and challenges in the restaurant industry may result in future impairment charges. It is possible that changes in circumstances or changes in management’s judgments, assumptions and estimates could result in an impairment charge of a portion or all of its goodwill or other intangible assets.

(l) Revenue Recognition

Revenue consists of sales from franchise and development fees, international territory fees, franchise royalties and company-owned stores. Franchise fees are recognized as revenue when all material services or conditions relating to the store have been substantially performed or satisfied by WRI, which is typically when a franchised store begins operations. Development fees for the right to develop a store are recognized as revenue when all material services or conditions relating to the sale have been substantially performed, which is typically when the franchised store begins operations. International territory fees and development fees determined based on the number of stores to open in an area are deferred and recognized as revenue on a pro rata basis at the same time the individual franchise fee is recognized, typically when individual stores are opened. Franchise fee, development fee and international territory fee payments received by WRI before the restaurant opens are recorded as deferred revenue in the Consolidated Balance Sheets.

Continuing royalties, which are a percentage of net sales of the franchisee, are recognized as revenue when earned. The Company records food and beverage revenue from company-owned stores upon sale to the customer. The Company collects and remits sales, food and beverage, alcoholic beverage and hospitality taxes on transactions with customers and reports such amounts under the net method in its Consolidated Statements of Operations. Accordingly, these taxes are not included in gross revenue.

(m) Consideration from Vendors

The Company has entered into food and beverage supply agreements with certain major vendors. Pursuant to the terms of these arrangements, rebates are provided to the Company from the vendors based upon the dollar volume of purchases for company-operated restaurants and franchised restaurants. Additionally, the Company receives certain incentives from vendors to sponsor its annual franchisee convention. These incentives are recognized as earned throughout the year and are classified as a reduction in cost of sales with any consideration received in excess of the total expense of the vendor’s products included within Royalty revenue and franchise fees within the Consolidated Statements of Operations. The incentives recognized were approximately $4.7 million, $3.4 million and $2.8 million, during fiscal years 2014, 2013 and 2012, respectively.

(n) Advertising Expenses

WRI administers the Wingstop Restaurants Advertising Fund, for which WRI collects a percentage, generally 2%, of gross sales from Wingstop restaurant franchisees and WRI-owned restaurants, to be used for various forms of advertising for the Wingstop brand. In some international markets, franchisees manage their own advertising expenditures, which are not included in the advertising fund.

WRI administers and directs the development of all advertising and promotion programs in the advertising fund for which it collects advertising contributions, in accordance with the provisions of its franchise agreements. WRI has a contractual obligation with regard to these advertising contributions. The Company consolidates and reports all assets and liabilities of the advertising fund as restricted assets of the advertising fund and restricted liabilities of the advertising fund within current assets and current liabilities, respectively, in the Consolidated Balance Sheets. The assets and liabilities of the advertising fund consist primarily of cash, receivables, accrued expenses, other liabilities, and any cumulative surplus related specifically to the advertising fund. The revenue, expenses and cash flows of the advertising fund are not included in the Consolidated Statements of Operations or the Consolidated Statements of Cash Flows because the Company does not have complete discretion over the usage of the funds. Rather, under the franchise agreements, contributions to the advertising fund are restricted to advertising, public relations, merchandising, similar activities, and administrative expenses to increase sales and further enhance the public reputation of the Wingstop brand. The aforementioned administrative expenses may also include personnel expenses and allocated costs incurred by the Company which are directly associated with administering the advertising fund, as outlined in the provisions of the franchise agreements.

WRI made discretionary contributions to the advertising fund for the purpose of supplementing national and regional advertising in certain markets of $1.5 million, $1.4 million, and $1.3 million for the fiscal years ended December 27, 2014, December 28, 2013 and December 29, 2012, respectively, which are included in SG&A expenses in the Consolidated Statements of Operations. Additionally, WRI made net contributions to the advertising fund based on its sales as owner and operator of WRI owned restaurants of approximately $588,000, $575,000, and $531,000 for the fiscal years ended December 27, 2014, December 28, 2013 and December 29, 2012, respectively, which are included in Costs of sales in the Consolidated Statements of Operations.

In addition to the contributions to the ad fund, the Company incurred advertising costs, which are expensed as incurred, were $1.6 million, $1.5 million and $1.3 million in fiscal years 2014, 2013 and 2012, respectively.

(o) Leases

WRI leases restaurants and office space under operating leases. Most lease agreements contain tenant improvement allowances, rent holidays, rent escalation clauses, and/or contingent rent provisions. For purposes of recognizing incentives and minimum rental payments on the straight-line basis over the terms of the leases, WRI uses the date it takes possession of the leased space for construction purposes as the beginning of the term, which is generally two to three months prior to a restaurant’s opening date. For leases with renewal periods at WRI’s option, WRI determines the expected lease period based on whether the renewal of any options are reasonably assured at the inception of the lease. In addition to rental expense, certain leases require WRI to pay a portion of real estate taxes, utilities, building operating expenses, insurance and other charges in addition to rent.

For tenant improvement allowances, rent escalations, and rent holidays, WRI records a deferred rent liability in its Consolidated Balance Sheets and amortizes the deferred rent in the Consolidated Statements of Operations over the terms of the leases as charges to cost of sales and SG&A for company-owned stores and the corporate office, respectively.

(p) Stock-Based Compensation

The Company measures stock-based compensation cost at fair value on the date of grant for all share-based awards and recognizes compensation expense over the service period that the awards are expected to vest. The Company has elected to recognize compensation cost for graded-vesting awards subject only to a service condition over the requisite service period of the entire award. For performance awards, the Company recognizes expense in the period in which vesting becomes probable.

(q) Income Taxes

Income taxes are accounted for under the asset and liability method. Under this method, a deferred tax asset or liability is recognized for the estimated future tax effects attributable to temporary differences between the financial statement basis and the tax basis of assets and liabilities as well as tax credit carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period of the change. The Company files a consolidated federal income tax return including all of its subsidiaries.

Significant judgment is required in evaluating the Company’s uncertain tax positions and determining the Company’s income tax expense. The Company assesses the income tax position and records the liabilities for all years subject to examination based upon management’s evaluation of the facts, circumstances, and information available at the reporting date.

(r) Net Income Per Share

Basic earnings per share is computed by dividing income available to common stockholders by the weighted average number of common shares outstanding for the reporting period. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock. For the calculation of diluted net income per share, the basic weighted average number of shares is increased by the dilutive effect of stock options and restricted share awards, determined using the treasury stock method. We had approximately 83,000, 57,000 and 62,000 stock options outstanding at December 27, 2014, December 28, 2013, and December 29 2012, respectively, that were not included in the dilutive earnings per share calculation because the effect would have been anti-dilutive.

Basic weighted average shares outstanding is reconciled to diluted weighted average shares outstanding as follows (in thousands):

	Year ended
	December 27, 2014	December 28, 2013	December 29, 2012
Basic weighted average shares outstanding	25,846	25,168	24,746
Dilutive stock options	358	480	592

Diluted weighted average shares outstanding	26,204	25,648	25,338

(s) Business Segments

The Company identifies its reporting segments based on the organizational units used by management to monitor performance and make operating decisions. These reporting segments are as follows: franchise operations and company restaurant operations.

Franchise Segment

The Franchise segment consists of our domestic and international franchise restaurants, which represent the majority of our system-wide restaurants. As of December 27, 2014, the franchise operations segment consisted of 693 restaurants operated by Wingstop franchisees in the United States and five countries outside of the United States. Franchise operations revenue consists primarily of franchise royalty revenue, sales of franchise and development fees and international territory fees. Additionally, vendor rebates received for system-wide volume purchases in excess of the total expense of the vendor’s products are recognized as revenue of franchise operations.

Company Segment

The Company segment consists of our company-owned restaurants, which are located only in the United States. As of December 27, 2014, the company segment consisted of 19 Wingstop company-operated restaurants. Company restaurant sales are for food and beverage sales at company-operated restaurants. Company restaurant expenses are operating expenses at company-operated restaurants and include food, beverage, labor, benefits, utilities, rent and other operating costs.

The following table shows our network of franchised and company-owned restaurants for fiscal years 2014, 2013 and 2012:

	Year ended
	December 27, 2014	December 28, 2013	December 29, 2012
Franchised Restaurant Activity:
Beginning of period	590	523	475
Openings	102	73	57
Refranchised(*)	5	—	1
Closures and relocations	(4)	(6)	(10)

Restaurants at end of period	693	590	523

Company-Owned Restaurant Activity:
Beginning of period	24	23	24
Openings	—	1	—
Refranchised(*)	(5)	—	(1)

Closures and relocations	—	—	—

Restaurants at end of period	19	24	23

Total Restaurants	712	614	546

(*)	Restaurant(s) sold by us to a franchisee.

Certain corporate related items are not allocated to the reportable segments and consist primarily of expenses associated with the Company’s initial public offering and management fees. The Company allocates selling general and administrative expenses based on the relative support provided to each reportable segment.

(t) Recent Accounting Pronouncements

In April 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No 2014-08. The amendments in ASU 2014-08 change the criteria for reporting discontinued operations while enhancing disclosures in this area. It also addresses sources of confusion and inconsistent application related to financial reporting of discontinued operations guidance in U.S. GAAP. Under the new guidance, only disposals representing a strategic shift in operations should be presented as discontinued operations. Those strategic shifts should have a major effect on the organization’s operations and financial results. Examples include a disposal of a major geographic area, a major line of business, or a major equity method investment. In addition, the new guidance requires expanded disclosures about discontinued operations that will provide financial statement users with more information about the assets, liabilities, income, and expenses of discontinued operations. The pronouncement is effective for fiscal years and interim periods within those fiscal years, after December 31, 2015.

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606). This update provides a comprehensive new revenue recognition model that requires a company to recognize revenue to depict the transfer of goods or services to a customer at an amount that reflects the consideration it expects to receive in exchange for those goods or services. The guidance also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts. This update is effective for annual and interim periods beginning after December 15, 2016, which will require us to adopt these provisions in the first quarter of fiscal 2018. Early application is not permitted. This update permits the use of either the retrospective or cumulative effect transition method. The Company is evaluating the effect this guidance will have on our consolidated financial statements and related disclosures and have not yet selected a transition method.

In August 2014, the FASB issued ASU No 2014-15. The amendments in ASU 2014-15 are intended to define management’s responsibility to evaluate whether there is substantial doubt about an organization’s ability to continue as a going concern and to provide related footnote disclosures. Under GAAP, financial statements are prepared under the presumption that the reporting organization will continue to operate as a going concern, except in limited circumstances. The going concern basis of accounting is critical to financial reporting because it establishes the fundamental basis for measuring and classifying assets and liabilities. Currently, GAAP lacks guidance about management’s responsibility to evaluate whether there is substantial doubt about the organization’s ability to continue as a going concern or to provide related footnote disclosures. This ASU provides guidance to an organization’s management, with principles and definitions that are intended to reduce diversity in the timing and content of disclosures that are commonly provided by organizations today in the financial statement footnotes. The pronouncement is effective for fiscal years and interim periods within those fiscal years, after December 31, 2016. The adoption of this pronouncement is not expected to have a material impact on the Company’s financial statements.